Cover	6 Months Ended
Jun. 30, 2019
Cover page.
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Tilray, Inc.
Entity Central Index Key	0001731348
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false